Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 4.4%
Goodman Property Trust	4,012,112	$5,167,767
Passenger Airlines — 3.7%
Air New Zealand Ltd.(a)	9,411,593	4,390,855
Building Products — 4.6%
Fletcher Building Ltd.	1,778,730	5,366,676
Diversified Telecommunication Services — 10.6%
Chorus Ltd.	91,041	448,526
Spark New Zealand Ltd.	3,848,401	11,944,678
		12,393,204
Electric Utilities — 17.8%
Contact Energy Ltd.	1,104,569	5,226,314
Genesis Energy Ltd.	2,800,718	4,622,141
Infratil Ltd.	918,113	5,528,136
Mercury NZ Ltd.	1,376,463	5,436,601
		20,813,192
Food Products — 4.6%
a2 Milk Co. Ltd. (The)(a)	1,550,608	5,391,742
Health Care Equipment & Supplies — 14.6%
Fisher & Paykel Healthcare Corp. Ltd.	1,221,464	17,058,098
Health Care Providers & Services — 16.6%
EBOS Group Ltd.	208,070	5,265,664
Oceania Healthcare Ltd.	6,132,354	3,096,508
Ryman Healthcare Ltd.	1,476,404	5,633,873
Summerset Group Holdings Ltd.	986,439	5,416,600
		19,412,645
Hotels, Restaurants & Leisure — 0.0%
SKYCITY Entertainment Group Ltd.	34,796	46,107
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 6.9%
Meridian Energy Ltd.	2,533,567	$8,089,558
Retail REITs — 3.9%
Kiwi Property Group Ltd.	8,342,537	4,572,868
Broadline Retail — 0.9%
Warehouse Group Ltd. (The)	1,005,265	1,059,574
Transportation Infrastructure — 11.8%
Auckland International Airport Ltd.(a)	2,579,136	13,785,003
Total Long-Term Investments — 100.4%
(Cost: $142,430,380)		117,547,289

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	40,000	40,000

Total Short-Term Securities — 0.0%
(Cost: $40,000)		40,000

Total Investments — 100.4%
(Cost: $142,470,380)		117,587,289

Liabilities in Excess of Other Assets — (0.4)%		(436,159)

Net Assets — 100.0%		$117,151,130

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$437,876	$—		$(437,952	)(b)	$374	$(298)	$—	—	$1,468	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	40,000	(b)	—		—	—	40,000	40,000	1,921		—
						$374	$(298)	$40,000		$3,389		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	5	06/15/23	$577	$(5,197)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,105,681	$116,441,608	$—	$117,547,289
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$1,145,681	$116,441,608	$—	$117,587,289
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,197)	$—	$(5,197)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2